Unaudited Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 2,633	$ 2,982
Marketable securities		13
Deposits with banking corporations	64	59
Trade receivables, net	1,545	1,058
Other current assets	283	291
Inventory	2,620	3,184
Total current assets	7,145	7,587
NON-CURRENT ASSETS:
Property, plant and equipment, net	145	156
Long-term deposits	112	101
Right of use assets	949	980
Total non-current assets	1,206	1,237
TOTAL ASSETS	8,351	8,824
CURRENT LIABILITIES:
Lease liabilities – current	219	178
Trade payables	677	1,042
Other accounts payables	1,400	1,112
Total current liabilities	2,296	2,332
NON-CURRENT LIABILITIES:
Lease liabilities	987	984
Liabilities for employee benefits, net	68	64
Total non-current liabilities	1,055	1,048
SHAREHOLDERS’ EQUITY:
Premium and other capital reserves	29,874	29,586
Capital reserve for transactions with controlling shareholders	1,542	1,542
Accumulated loss	(26,416)	(25,684)
Total shareholders’ equity	5,000	5,444
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 8,351	$ 8,824